Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) [Line Items]
Leases with initial term	12 months
Total operating lease expenses (in Dollars)	$ 1,708,117	$ 1,734,513
Minimum [Member]
Leases (Details) [Line Items]
Operating leases, with terms	1 year
Incremental borrowing rate	3.75%			3.95%
Maximum [Member]
Leases (Details) [Line Items]
Operating leases, with terms	15 years
Incremental borrowing rate			5.00%	6.98%